SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 91,008	$ 94,331
Raw materials	39,543	3,274
Work-In-Process	14,658	0
Total	$ 145,209	$ 97,605